Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Postretirement Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$ (1,471)
Net loss (gain) arising during the year	(228)	(1,014)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	153	86
Amortization or settlement recognition of net gain (loss)	144	(16)
Total recognized in other comprehensive loss (income)	(1,402)	(944)
Postretirement Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	(766)	1,988
Effect of exchange rates on amounts included in AOCI	(532)	(9)
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(516)	(470)
Total recognized in other comprehensive loss (income)	$ (1,814)	$ 1,509